Variable Portfolio – Managed Risk U.S. Fund
First Quarter Report
March 31, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – Managed Risk U.S. Fund, March 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 52.9%
	Shares	Value ($)
U.S. Large Cap 52.9%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	297,609	36,620,819
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	273,279	14,060,218
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	1,445,998	36,525,910
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	252,248	14,504,252
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares(a),(b)	403,986	28,998,092
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	683,193	30,750,492
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	709,591	35,025,424
Total		196,485,207
Total Equity Funds (Cost $111,911,454)		196,485,207

Exchange-Traded Fixed Income Funds 8.1%

Investment Grade 8.1%
iShares Core U.S. Aggregate Bond ETF	128,500	12,756,195
iShares iBoxx $ Investment Grade Corporate Bond ETF	12,935	1,409,786
Vanguard Intermediate-Term Corporate Bond ETF	34,400	2,846,600
Vanguard Total Bond Market ETF	180,000	13,255,200
Total		30,267,781
Total Exchange-Traded Fixed Income Funds (Cost $29,561,780)		30,267,781

Fixed Income Funds 29.1%

Investment Grade 29.1%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	5,910,673	50,831,792
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	5,844,914	57,046,359
Total		107,878,151
Total Fixed Income Funds (Cost $114,528,175)		107,878,151

Residential Mortgage-Backed Securities - Agency 4.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
04/16/2041- 04/13/2056	3.000%	1,635,000	1,464,234
04/16/2041- 04/13/2056	3.500%	2,610,000	2,419,297
04/16/2041- 04/13/2056	4.000%	3,315,000	3,157,985
04/13/2056	4.500%	3,040,000	2,933,617
04/13/2056	5.000%	2,650,000	2,613,236
04/13/2056	5.500%	2,700,000	2,712,436
04/13/2056	6.000%	2,950,000	3,007,017
Total Residential Mortgage-Backed Securities - Agency (Cost $18,502,645)			18,307,822

Put Option Contracts Purchased 0.8%
Value ($)
(Cost $2,880,442)	2,931,895

Money Market Funds 7.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.790%(a),(d)	29,227,842	29,216,151
Total Money Market Funds (Cost $29,215,186)		29,216,151
Total Investments in Securities (Cost: $306,599,682)		385,087,007
Other Assets & Liabilities, Net		(13,795,207)
Net Assets		371,291,800
At March 31, 2026, securities and/or cash totaling $4,031,273 were pledged as collateral.

Variable Portfolio – Managed Risk U.S. Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Managed Risk U.S. Fund, March 31, 2026 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
NASDAQ 100 Index E-mini	18	06/2026	USD	8,609,400	—	(249,381)
Russell 2000 Index E-mini	3	06/2026	USD	376,830	2,340	—
S&P 500 Index E-mini	55	06/2026	USD	18,069,563	154,176	—
U.S. Long Bond	4	06/2026	USD	455,500	—	(3,395)
U.S. Treasury 2-Year Note	5	06/2026	USD	1,037,227	—	(1,807)
U.S. Treasury 5-Year Note	13	06/2026	USD	1,406,336	—	(5,113)
U.S. Treasury Ultra Bond	3	06/2026	USD	349,688	—	(2,793)
Total					156,516	(262,489)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	(5)	06/2026	USD	(1,642,688)	48,738	—
S&P 500 Index E-mini	(10)	06/2026	USD	(3,285,375)	—	(6,775)
S&P Mid 400 Index E-mini	(18)	06/2026	USD	(6,113,700)	—	(57,535)
U.S. Treasury 10-Year Note	(20)	06/2026	USD	(2,220,938)	44,377	—
U.S. Treasury 10-Year Note	(2)	06/2026	USD	(222,094)	—	(535)
Total					93,115	(64,845)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	1,958,556	3	6,650.00	06/18/2026	81,610	83,205
S&P 500 Index	Morgan Stanley	USD	1,305,704	2	6,420.00	06/18/2026	53,207	39,160
S&P 500 Index	Morgan Stanley	USD	32,642,600	50	5,400.00	12/17/2027	1,278,126	1,301,500
S&P 500 Index	Morgan Stanley	USD	22,849,820	35	5,300.00	12/17/2027	899,444	847,000
S&P 500 Index	Morgan Stanley	USD	9,139,928	14	5,500.00	12/17/2027	339,936	391,300
S&P 500 Index	Morgan Stanley	USD	5,875,668	9	5,600.00	12/17/2027	228,119	269,730
Total							2,880,442	2,931,895

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	(1,958,556)	(3)	6,650.00	06/18/2026	(77,389)	(59,775)
S&P 500 Index	Morgan Stanley	USD	(1,305,704)	(2)	6,420.00	06/18/2026	(57,993)	(69,140)
Total							(135,382)	(128,915)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CDX North America Investment Grade Index, Series 46	Morgan Stanley	06/20/2031	1.000	Quarterly	0.632	USD	11,000,000	11,802	—	—	11,802	—
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Variable Portfolio – Managed Risk U.S. Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Managed Risk U.S. Fund, March 31, 2026 (Unaudited)
Notes to Portfolio of Investments
(a)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 3.790%
	32,798,675	14,981,351	(18,560,135)	(3,740)	29,216,151	—	1,224	279,652	29,227,842
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	39,700,564	—	(463,319)	(2,616,426)	36,620,819	—	692,014	—	297,609
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	55,201,862	—	(5,384,517)	1,014,447	50,831,792	—	(988,693)	—	5,910,673
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	15,485,669	65,861	(15,821)	(1,475,491)	14,060,218	—	(658)	—	273,279
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	39,596,840	—	(392,953)	(2,677,977)	36,525,910	—	314,468	—	1,445,998
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	15,316,291	627	(1,180,948)	368,282	14,504,252	—	83,092	—	252,248
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares
	32,733,675	218,808	(20,623)	(3,933,768)	28,998,092	—	11,363	—	403,986
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	33,224,171	—	(1,595,477)	(878,202)	30,750,492	—	1,606,190	—	683,193
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	60,136,484	—	(3,593,301)	503,176	57,046,359	—	(486,377)	—	5,844,914
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	37,955,492	516	(380,901)	(2,549,683)	35,025,424	—	576,617	—	709,591
Total	362,149,723			(12,249,382)	333,579,509	—	1,809,240	279,652

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2026.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Variable Portfolio – Managed Risk U.S. Fund  | 2026

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